INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
Beginning balance	$ 52,637,396
P/L for changes in the FV	(7,012,278)	$ (2,503,275)
Ending balance	45,597,064	52,637,396
Cost model | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 817,096	$ 852,313
Useful life	5 days	5 years
Additions	$ 161,070	$ 195,567
Disposals		(90,816)
of the year	(189,124)	(139,968)
Ending balance	789,042	817,096
Fair value
INVESTMENT PROPERTIES
Beginning balance	52,637,396	52,762,890
P/L for changes in the FV	(7,012,278)	(2,503,275)
Additions	161,070	2,608,565
Disposals		(90,816)
of the year	(189,124)	(139,968)
Ending balance	45,597,064	52,637,396
Fair value | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 51,820,300	$ 51,910,577
Useful life	50 days	50 years
P/L for changes in the FV	$ (7,012,278)	$ (2,503,275)
Additions		2,412,998
Ending balance	$ 44,808,022	$ 51,820,300